Stockholders' Deficit	1 Months Ended
Feb. 28, 2014
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
Note 4 – Stockholders’ Deficit

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is Nineteen Million (19,000,000) shares of which One Million (1,000,000) shares shall be Preferred Stock, par value $0.0001 per share, and Eighteen Million (18,000,000) shares shall be Common Stock, par value $0.0001 per share.

Common Stock

On January 23, 2014, upon formation, the Company sold an aggregate of 9,000,000 shares of its common stock to the two founders of the Company valued at par value of $0.0001 or $900 in aggregate.